Loans, borrowings and debentures (Details 2 - Textuals) R$ in Thousands, $ in Thousands								12 Months Ended
	Nov. 12, 2024 BRL (R$)	Oct. 08, 2024 BRL (R$) INSTALLMENTS	Sep. 19, 2024 BRL (R$) INSTALLMENTS	Apr. 16, 2024 BRL (R$) INSTALLMENTS	Apr. 12, 2024 BRL (R$) INSTALLMENTS	Jan. 04, 2024 BRL (R$) INSTALLMENTS	Jan. 03, 2024 BRL (R$) INSTALLMENTS	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Nov. 12, 2024 USD ($)
Loans and borrowings
Description of debt to EBITDA ratio								Covenants The Company has certain covenants related to its loans and financing , which are customary for agreements of this nature. The most restrictive financial covenant is related to leverage and measured as follows: (i) A net debt-to-EBITDA ratio, which is measured at the end of each fiscal year. The most restrictive net debt-to-EBITDA financial covenant to which we are currently subject requires that such ratio does not exceed 2.5x. For purposes of our financing agreements, (i) net debt is defined as gross debt (as such term is defined in the agreements) minus cash, financial investments and short- and long-term financial assets (such as derivatives), and (ii) EBITDA is defined as results (in the twelve months prior to the date of testing) before income tax and social contribution, depreciation and amortization, financial results, non-operational results, equity income from unconsolidated companies and non-controlling interests, excluding the effects of IFRS 16 – Leases. Furthermore, our working capital agreements contain a cross-default provision that may be triggered by a default under one of our other financing agreements. A cross-default provision stipulates that a default under one agreement may result in a default under other agreements.
Payment of borrowings | R$								R$ 65,423	R$ 107,710	R$ 74,069
Working capital
Loans and borrowings
Payment of borrowings | R$								R$ 59,247	R$ 85,239
Working capital | Banco do Brasil S.A. | Zenvia Brazil | Advance on Exchange Contracts Loan
Loans and borrowings
Aggregate principal amount	R$ 8,870										$ 1,540
Working capital | Banco do Brasil S.A. | Zenvia Brazil | Maximum | Advance on Exchange Contracts Loan
Loans and borrowings
Aggregate principal amount	1 year
Working capital | Banco BTG Pactual S.A | Zenvia Brazil | Commercial Promissory Notes Loan
Loans and borrowings
Aggregate principal amount | R$		R$ 25,000
Borrowings, grace period		6 months
Number of monthly installments		24
Number of monthly installments of principal		18
Working capital | Banco ABC Brasil S.A. | Zenvia Brazil | Commercial Promissory Notes Loan
Loans and borrowings
Aggregate principal amount | R$			R$ 18,000		R$ 15,000
Borrowings, grace period			3 months		6 months
Number of monthly installments			15		18
Number of monthly installments of principal			12		12
Loans and borrowings, interest rate basis			CDI high limiter up to 14,8% for the three installments		CDI high limiter up to 15.3% for the first six installments
Payment of borrowings | R$			R$ 15,000
Working capital | Interbank Deposit Certificate (CDI)
Loans and borrowings
Loans and borrowings, interest rate basis								100 % CDI	100% CDI
Working capital | Interbank Deposit Certificate (CDI) | Itaú Unibanco S.A. | Zenvia Brazil
Loans and borrowings
Aggregate principal amount | R$						R$ 12,000
Borrowings, grace period						6 months
Number of monthly installments						36
Number of monthly installments of principal						30
Working capital | Interbank Deposit Certificate (CDI) | Banco Bradesco S.A. | Zenvia Brazil
Loans and borrowings
Aggregate principal amount | R$							R$ 30,000
Borrowings, grace period							6 months
Number of monthly installments							36
Borrowings | R$							R$ 11,073
Number of monthly installments of principal							30
Working capital | Interbank Deposit Certificate (CDI) | Banco Santander Brasil S.A. | Zenvia Brazil
Loans and borrowings
Aggregate principal amount | R$				R$ 25,000
Borrowings, grace period				3 months
Number of monthly installments				12
Number of monthly installments of principal				9